Description of Business and Basis for Preparation - IFRS 16 Leases narrative (Details) € in Thousands		6 Months Ended
	Jan. 01, 2019 EUR (€) contract	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of initial application of standards or interpretations [line items]
Number of operating lease contracts | contract	2
Property, plant and equipment	€ 3,278	€ 2,804		€ 2,015
Trade and other payables		19,934		€ 12,863
Depreciation from right-of-use assets		232
Interest expense on lease liabilities		17
Increase in operating cash flow		4,594	€ (517)
Decrease in cash flows from financing activities		757	€ (2,164)
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Lessee's weighted average incremental borrowing rate applied to lease liabilities	2.79%
Property, plant and equipment	€ 1,300
Current financial liabilities	401
Non-current financial liabilities	916
Trade and other payables	€ (55)
Increase in operating cash flow		200
Decrease in cash flows from financing activities		€ 200